SCHEDULE OF OTHER INCOME, GAINS OR LOSSES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Preferred Shares	[1]		$ 4,117,648	$ 4,101,000
Convertible loan notes	[2]		(639,000)	(374,000)
Other interest income	[3]	601,370
Bank interest income		10,295	85	873
Subsidies from government authorities		38,236	22,454	19,230
Impairment loss on goodwill	[4]	(6,950,440)
Others		20,591	13	6,885
Fair value change		$ (6,279,948)	$ 3,501,200	$ 3,753,988

[1]

In July 2021, DSL allotted 3,000 Preferred Shares to a new shareholder for a consideration of $6,000,000. Preferred Shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $4.1 million and $4.1 million for each of the year ended March 31, 2025 and 2024 respectively (2026: $Nil).

On December 20, 2024, following the Company’s registration statement Form F-1 being declared effective by the SEC, the outstanding 2,583,820 Preferred Shares were converted into Ordinary Shares on a 1:1 basis with 2,583,820 Ordinary Shares being issued. No Preferred Shares outstanding since then.

[2]	The Group issued 8% convertible loan notes. The notes were fair valued, using binomial option pricing model, at the end of each reporting period, resulting in a loss of $0.6 million and 0.4 million for each of the year ended March 31, 2025 and 2024 respectively (2026: $Nil).
[3]	Other interest income represents the interest earned from advances to Resulticks. For details of the advances to Resulticks, see note 15.4.
[4]	Impairment loss is recognized on goodwill arising from the acquisition of Matter on the date of initial recognition. For details, see note 11.